Derivatives and Hedging Activities (Details) - Schedule of balance sheet classification and fair values of derivative instruments € in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 USD ($)
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 82,800	€ 36,000
Fair value	1,489		$ 1,543
Notional amount	150,036		229,925
Conversion To NISMember
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	27,300
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	82		164
Notional amount of derivative asset	35,581		82,873
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Accrued expenses and other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(31)		(51)
Notional amount of derivative liability	47,237		21,168
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other current assets [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset			51,830
Fair value derivative asset	1,485		2,087
Notional amount of derivative asset	54,152
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Accrued expenses and other current liabilities [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset			657
Fair value derivative liability	(47)
Notional amount of derivative liability	$ 13,066		$ 74,054